Long-term debt - Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 394.9	$ 491.0
Senior unsecured notes - due May 15, 2025
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	0.0	97.1
Senior unsecured notes - due July 15, 2027
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	394.9	393.9
Credit Facility
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 0.0	$ 0.0